UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Advisors, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-4216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Capital Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., Apollo Capital Management, Inc.
Phone:    310-201-4122
Signature, Place, and Date of Signing:

    By:  Apollo Capital Management, Inc.   Los Angeles, CA   May 14, 2002
    By:  Michael D. Weiner, Vice President Los Angeles, CA   May 14, 2002

Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      11

Form 13F Information Table Value Total (x$1000):  $647,957

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-4194             Apollo Investment Fund, L.P.
 02   28-5473             Apollo Real Estate Advisors II, L.P.
 03   28-5475             Apollo Real Estate Investment Fund II, L.P.


* Fair market value is based on the closing prices of the securities, as of March 29, 2002 reported for composite transactions in New York Stock
    Exchange- and American Stock Exchange-listed securities and transac-tions in the Nasdaq National Market, and closing quotations for Nasdaq
    Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned
    "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting
    Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other
Included Managers named herein) is the beneficial owner of any securities.

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
                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

Allied Waste Industries Inc   Com Par $.01 New 019589308  222555 17119579 Sh       Defined **      17119579  0    0
AMC Entmt Inc                 Com              001669100    1918   140598 Sh       Defined **        140598  0    0
Central Pkg Corp              Com              154785109   65906  2866727 Sh       Defined 2,3,**   2866727  0    0
D R Horton Inc                Com              23331A109  168186  4461173 Sh       Defined **       4461173  0    0
Insignia Finl Group Inc New   Com              45767A105   19097  1667821 Sh       Defined **       1667821  0    0
MAI Systems Corp              Com              552620205      11    36255 Sh       Defined            36255  0    0
Mack Cali Rlty Corp           Com              554489104     174     5017 Sh       Defined **          5017  0    0
Nexthealth Inc                Com              65333G105    2910   570575 Sh       Defined 2,3,**    570575  0    0
Rare Medium Group Inc         Com              75382N109    3940 12709499 Sh       Defined **      12709499  0    0
Sirius Satellite Radio Inc    Com              82966U103    5320  1000000 Sh       Defined **       1000000  0    0
Vail Resorts Inc              Com              91879Q109  157941  7439542 Sh       Defined 1        7439542  0    0
